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                         NATIONS SEPARATE ACCOUNT TRUST
                       Statement of Additional Information

                       Nations Asset Allocation Portfolio

                       Supplement dated September 18, 2001
          to the Statement of Additional Information dated May 1, 2001

         The Statement of Additional Information for the Nations Asset Allocation Portfolio is hereby supplemented by:

Replacing the text under the heading "DESCRIPTION OF THE TRUST AND THE INVESTMENTS AND RISKS OF ITS PORTFOLIOS--Permissible Portfolio
Investments--Balanced Portfolio--Asset Allocation Portfolio," with the following:

         Asset Allocation Portfolio: In addition to the types of securities
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described in the prospectus for this Portfolio, and consistent with its investment policies, objective and strategies, the Portfolio may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: asset-backed securities, common stock, convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; dollar roll transactions; foreign securities, high yield/lower-rated debt securities; mortgage-backed securities; pass-through securities; preferred stock, private placement and other illiquid securities; REITs and master limited partnerships; reverse repurchase agreements; variable- and floating-rate instruments; when-issued purchases, delayed delivery and forward commitments; and zero-coupon, pay-in kind and step-coupon securities; provided however, that if any such security type is listed in the Portfolio's prospectus as part of a principal investment strategy, this 10% limitation shall not apply.

         The Portfolio is permitted to use derivatives and may do so for hedging purposes or for non-hedging purposes, such as seeking to enhance return. Notwithstanding the 10% limit discussed above, the fixed-income portion of the Asset Allocation Portfolio may utilize derivatives without limit (subject to certain limits imposed by the 1940 Act and the CFTC), provided that the use of derivatives will not alter the fundamental characteristics of the Portfolio, and the Portfolio will segregate assets as required by the 1940 Act (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations.